Accounts and notes receivable - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)
Disclosure of financial assets [Line Items]
Accounts receivable from contract with customers	$ 4,453,669	$ 148,902	$ 4,747,288
Accounts receivable [member]
Disclosure of financial assets [Line Items]
Accounts receivable from contract with customers	$ 4,454,255		$ 4,747,834	$ 4,013,705
Bottom of range [member]
Disclosure of financial assets [Line Items]
Credit term granted to customers	30 days
Top of range [member]
Disclosure of financial assets [Line Items]
Credit term granted to customers	90 days